Acquisition of Maryland Bankcorp, Inc. (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Apr. 02, 2011	Dec. 31, 2011 Maryland Bankcorp, Inc. [Member]
Business Acquisition [Line Items]
Business Acquisition Equity Converion Price	$ 29.11	$ 29.11
Business Acquisition Equity Converion Shares of Common Stock	3.4826	3.4826
Total purchase price	$ 18,800	$ 18,827
Cash consideration	1,000	1,000
Net intangible assets acquired		$ 5,637